Segment Information (Detail) $ in Millions	3 Months Ended	12 Months Ended
	Jan. 31, 2015	Oct. 31, 2015 USD ($) segment	Oct. 31, 2014 USD ($)	Oct. 31, 2013 USD ($)
Segment Information
Number of reportable segments | segment		3
Segment Reporting Information
Advance royalty proceeds received from intercompany advanced royalty payments and licensing arrangements		$ 3,800	$ 3,800
Royalty recognition term	5 years	5 years	15 years
Net revenue		$ 51,463	$ 56,651	$ 55,273
Earnings (loss) from operations		3,920	4,256	3,516
Intersegment net revenue eliminations and other
Segment Reporting Information
Net revenue		(1,309)	(1,243)	(1,050)
Operating segments
Segment Reporting Information
Net revenue		52,772	57,894	56,323
Earnings (loss) from operations		4,744	5,583	4,839
Corporate Investments
Segment Reporting Information
Net revenue		20	296	16
Corporate Investments | Operating segments
Segment Reporting Information
Net revenue		20	296	16
Earnings (loss) from operations		(43)	157	(94)
Personal Systems and Printing Group | Personal Systems
Segment Reporting Information
Net revenue		31,520	34,387	32,179
Personal Systems and Printing Group | Personal Systems | Operating segments
Segment Reporting Information
Net revenue		31,520	34,387	32,179
Earnings (loss) from operations		1,022	1,265	980
Personal Systems and Printing Group | Printing
Segment Reporting Information
Net revenue		21,232	23,211	24,128
Personal Systems and Printing Group | Printing | Operating segments
Segment Reporting Information
Net revenue		21,232	23,211	24,128
Earnings (loss) from operations		$ 3,765	$ 4,161	$ 3,953